Company Held Options Purchased (Asset) and Options Sold (Liability) with Amortized Cost Basis, Fair Value, and Notional Amounts (Detail) - Options Held - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Purchased (asset), Amortized cost	$ 589,415	$ 516,120
Purchased (asset), Fair value	359,949	504,309
Purchased (asset), Notional	28,073,842	40,747,227
Sold (liability), Basis	341,266	323,227
Sold (liability), Fair value	226,761	322,185
Sold (liability), Notional	$ 24,549,455	$ 32,723,520